            As filed with the U.S. Securities and Exchange Commission
                               on January 29, 1999


                        Securities Act File No. 33-12344
                    Investment Company Act File No. 811-5041

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

                         Pre-Effective Amendment No.    [ ]


                       Post-Effective Amendment No. 21  [x]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   of 1940              [x]


                              Amendment No. 24          [x]


                        (Check appropriate box or boxes)

                    Warburg, Pincus Capital Appreciation Fund
               (Exact Name of Registrant as Specified in Charter)

              466 Lexington Avenue
               New York, New York                          10017-3147
     (Address of Principal Executive Offices)              (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600


                                Janna Manes, Esq.
                    Warburg, Pincus Capital Appreciation Fund
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     (Name and Address of Agent for Service)


                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10022-4677


         Approximate Date of Proposed Public Offering: February 1, 1999

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)



[x] on February 16, 1999 pursuant to paragraph (a)(1)


[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485. If appropriate, check the following box:


[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Prospectuses and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 20 filed on December 3, 1998.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

Exhibit No.                         Description of Exhibit
-----------                         ----------------------
         a(1)                       Agreement and Declaration of Trust.(1)

          (2)                       Amendments to Declaration of Trust.(2)

          (3)                       Amendment to Declaration of Trust.(3)

         b(1)                       Second Amended and Restated By-Laws.(1)

          (2)                       Amendment to By-Laws.(4)

         c                          Forms of Certificates of Beneficial Interest.(5)

         d                          Form of Investment Advisory Agreement.(1)

         e                          Form of Distribution Agreement.(3)

         f                          Not applicable.

         g(1)                       Form of Custodian Agreement with Provident National Bank.(6)


--------
(1) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement, dated September 22, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission On December 24, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement, dated February 20, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement, dated February 23, 1998.

(5) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

(6) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Japan Growth Fund, Inc., filed on December 18, 1995 (Securities Act File No. 33-63655).

          (2)                       Custodian Agreement with State Street Bank & Trust Company. (7)

         h(1)                       Form of Transfer Agency Agreement.(3)

          (2)                       Form of Co-Administration Agreement with Counsellors Funds Service, Inc.(5)

          (3)                       Form of Co-Administration Agreement with PFPC Inc.(5)

          (4)                       Forms of Services Agreements.(3)

         i                          Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.8

         j                          Consent of PricewaterhouseCoopers LLP, Independent Accountants.8

         k                          Not applicable.

         l                          Form of Purchase Agreement.(1)

         m(1)                       Shareholder Services Plan. (9)

          (2)                       Distribution Plan.(9)

          (3)                       Form of Distribution Agreement between the Fund and CIGNA Securities Inc.(10)



(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Managed Bond Trust, filed on February 28, 1995 (Securities Act File No. 33-72672).

(8)      To be filed by amendment.

(9) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Warburg, Pincus Major Foreign Markets Fund, Inc. (formerly known as Warburg, Pincus Managed EAFE(R) Countries Fund, Inc.) filed on November 5, 1997 (Securities Act File No. 333-39611).

(10) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Warburg, Pincus International Equity Fund, Inc. filed on September 25, 1995 (Securities Act File No. 33-27031).

          (4)                      Form of Selected Dealer Agreement between Counsellors
                                   Securities Inc. and CIGNA Securities Inc.(10)

         n(1)                      Financial Data Schedule relating to Common Shares.8

          (2)                      Financial Data Schedule relating to Advisor Shares.8

         o                         Rule 18f-3 Plan. 11


Item 24. Persons Controlled by or Under Common Control with Registrant

                  From time to time, Warburg Pincus Asset Management, Inc. ("Warburg"), Registrant's investment adviser, may be deemed to control Registrant and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries:
Counsellors Securities Inc., a New York corporation; Counsellors Funds Service Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25  Indemnification

                  Registrant and officers and directors of Warburg, Counsellors Securities Inc. ("Counsellors Securities") and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on October 30, 1995.

Item 26  Business and Other Connections of
         Investment Adviser

                  Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc. acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety


11 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Warburg, Pincus New York Intermediate Municipal Fund filed on December 15, 1998 (Securities Act File No. 33-11075).

of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 27 Principal Underwriter

         (a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund and Warburg Pincus WorldPerks Tax Free Money Market Fund.

         (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934, as amended.

Item 28. Location of Accounts and Records

         (1)      Warburg, Pincus Capital Appreciation Fund
                  466 Lexington Avenue
                  New York, New York  10017 - 3147
                  (Fund's Agreement and Declaration of Trust, by-laws and minute books)

         (2)      State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts  02110

                  (records relating to its functions as custodian, transfer agent and dividend disbursing agent)

         (3)      PFPC Inc.
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809
                  (records relating to its functions as co-administrator)

         (4)      Counsellors Funds Service, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (records relating to its functions as co-administrator)

         (5)      PNC Bank, National Association
                  1600 Market Street
                  Philadelphia, Pennsylvania 19103
                  (records relating to its functions as custodian)

         (6)      Counsellors Securities Inc.
                  466 Lexington Avenue
                  New York, New York 10017-3147
                  (records relating to its functions as distributor)

         (7)      Warburg Pincus Asset Management, Inc.
                  466 Lexington Avenue
                  New York, New York 10017-3147
                  (records relating to its functions as investment adviser)

         (8)      Boston Financial Data Services, Inc.
                  2 Heritage Drive
                  North Quincy, Massachusetts 02171
                  (records relating to its functions as transfer agent and dividend disbursing agent)



Item 29. Management Services

                  Not applicable.



Item 30. Undertakings


                  Not applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 29th day of January, 1999.


                                WARBURG, PINCUS CAPITAL
                                APPRECIATION FUND

                                By: /s/ Eugene L. Podsiadlo
                                   -------------------------------------
                                         Eugene L. Podsiadlo
                                         President


                  Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the date indicated:


Signature                                              Title                             Date
---------                                              -----                             ----
/s/ John L. Furth                                      Chairman of the Board and         January 29, 1999
-----------------                                      Trustee
  John L. Furth

/s/ Eugene L. Podsiadlo                                President                         January 29, 1999
-----------------------
  Eugene L. Podsiadlo

/s/ Howard Conroy                                      Vice President and Chief          January 29, 1999
-----------------                                      Financial Officer
  Howard Conroy

/s/ Daniel S. Madden                                   Treasurer and Chief Accounting    January 29, 1999
--------------------                                   Officer
  Daniel S. Madden

/s/ Richard N. Cooper                                  Trustee                           January 29, 1999
---------------------
  Richard N. Cooper

/s/ Jack W. Fritz                                      Trustee                           January 29, 1999
-----------------
  Jack W. Fritz

/s/ Jeffrey E. Garten                                  Trustee                           January 29, 1999
---------------------
  Jeffrey E. Garten

/s/ Thomas A. Melfe                                    Trustee                           January 29, 1999
-------------------
  Thomas A. Melfe

/s/ Arnold M. Reichman                                 Trustee                           January 29, 1999
----------------------
  Arnold M. Reichman

/s/ Alexander B. Trowbridge                            Trustee                           January 29, 1999
---------------------------
  Alexander B. Trowbridge